Net Loss Per Share - Schedule of Antidilutive Options not Included in Computation of Weighted Average Common Shares (Detail)	12 Months Ended
Dec. 31, 2016 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	311,877
Dilutive Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	252,850
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	10,390
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	48,637